Shareholder Report, Average Annual Return (Details) 191903_1919 Socially Responsive Balanced Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	10.08%	7.65%	10.35%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	14.82%
70% S&P 500/30% Bloomberg Capital Aggregate Blend [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	70% S&P 500/30% Bloomberg Capital Aggregate Blend
Average Annual Return, Percent	14.75%	9.96%	11.05%